Leases (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Text Block [Abstract]
Total operating lease expenses	¥ 10,933,292	$ 1,569,838	¥ 3,498,048	¥ 3,205,424